5. Debt (Details Narrative) (USD $)	1 Months Ended		12 Months Ended	15 Months Ended							12 Months Ended
	Jun. 30, 2014	May 31, 2014	Dec. 31, 2012	Mar. 31, 2014	Nov. 26, 2015	Jun. 25, 2014	May 08, 2014	Dec. 31, 2013	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Related Party [Member]	Dec. 31, 2013 Third-Party Payor [Member]	Aug. 29, 2018 Third-Party Payor [Member]
Detachable Warrents Issued	1,750,100	3,640,000		3,672,134							124,083	6,614,801
Component of Notes Payable - Third Party Bank Loan								$ (503,203)
Interest Rate Range, Minimum			10.00%	12.00%
Interest Rate Range, Maximum			12.00%	15.00%
Debt, Unsecured								(26,108)
Debt, Secured								503,203
Debt, Due					(2,244,133)						(26,108)		(503,203)
Conversion Price Per Share						$ 0.25	$ 0.25		$ 0.25	$ 0.375
Debt Outstanding								$ 816,362